Balance Sheet Details (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Balance Sheet Details (Details) [Line Items]
Estimated useful lives	15 years
Amortization expense related to intangible assets	$ 36,812
Cost of revenue	31,000
Selling, general, and administrative expenses	6,000	$ 1,300,000
Impairment charge	14,700,000
Impairment charge of long-lived assets	$ 3,500,000
Weighted-average remaining amortization period	13 years 6 months
Indefinite life intangible assets	$ 9,300,000
ENTADFI [Member]
Balance Sheet Details (Details) [Line Items]
Amortization expense related to intangible assets	37,000
Impairment charge of long-lived assets	3,300,000
Product Rights Intangible Asset [Member]
Balance Sheet Details (Details) [Line Items]
Amortization expense related to intangible assets	31,213
Impairment charge	14,600,000
Fixed Assets [Member]
Balance Sheet Details (Details) [Line Items]
Impairment charge	$ 100,000
Proteomedix [Member]
Balance Sheet Details (Details) [Line Items]
Estimated useful lives	15 years
ENTADFI [Member]
Balance Sheet Details (Details) [Line Items]
Estimated useful lives	6 years